Document and Entity Information	May 07, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2021
Entity Registrant Name	OCCIDENTAL PETROLEUM CORP /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	1-09210
Entity Tax Identification Number	95-4035997
Entity Address, Address Line One	5 GREENWAY PLAZA, SUITE 110
Entity Address, City or Town	HOUSTON
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	713
Local Phone Number	215-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000797468
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.20 par value
Trading Symbol	OXY
Security Exchange Name	NYSE
Warrants to Purchase Common Stock, $0.20 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock, $0.20 par value
Trading Symbol	OXY WS
Security Exchange Name	NYSE